General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and Administrative Expenses
Schedule of general and administrative expenses

	For the year ended
	December 31,
	2020	2021	2022
Administrative services fees (Note 14)	7,838	4,708	8,513
Commercial management fees (Note 14)	5,400	5,400	4,610
Share-based compensation (Note 21)	1,908	378	760
Other expenses	3,814	2,876	3,626
Total	18,960	13,362	17,509